Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Total current assets	$ 6,871,008	$ 1,445,802
Total assets	6,873,001	1,445,802
Current liabilities
Total current liabilities	161,437	28,994
Total liabilities	15,386,102	2,075,994
Commitments and contingencies
Stockholders' deficit
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 50,874,089 and 942,235 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	1,632	43
Accumulated deficit	(8,659,471)	(630,235)
Total stockholders' equity (deficit)	(8,513,101)	(630,192)
Total liabilities and stockholders' equity (deficit)	6,873,001	1,445,802
Surfside Acquisition Inc.
Current assets
Cash	3,464	774
Total current assets	3,464	774
Total assets	3,464	774
Current liabilities
Accounts payable and accrued expenses	10,700	10,700
Note payable - stockholder	147,025	99,525
Total current liabilities	157,725	110,225
Total liabilities	157,725	110,225
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 50,874,089 and 942,235 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	500	500
Accumulated deficit	(154,761)	(109,951)
Total stockholders' equity (deficit)	(154,261)	(109,451)
Total liabilities and stockholders' equity (deficit)	$ 3,464	$ 774